PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 215	$ 347
Property, plant and equipment, revalued assets, at cost	3,688	3,287
Accumulated fair value adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 215	$ 347